Disclosure of financial instruments and management of financial risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments and management of financial risks
Finance income	€ 16,731	€ 4,009	€ 10,103
Interest income on cash investments	15,411	1,733	81
Foreign exchange gains	1,062	2,188	10,092
Finance expenses	2,493	3,707	10,338
Foreign exchange losses	2,272	1,319	3,939
Interest on cash	0	2,299	6,793
Allowance for expected credit losses	71	99	105
Loss Allowance
Disclosure of financial instruments and management of financial risks
Finance income	248	57	149
Finance expenses	€ 220	€ 51	€ 71
Germany's largest private bank
Disclosure of financial instruments and management of financial risks
Concentration of risk	7.00%
German Landesbank
Disclosure of financial instruments and management of financial risks
Concentration of risk	71.00%
Europe's largest private bank
Disclosure of financial instruments and management of financial risks
Concentration of risk	12.00%